Net Assets	12 Months Ended
Dec. 31, 2023
Investment Company [Abstract]
Net Assets
9.	NET ASSETS

In connection with its formation, the Fund has the authority to issue an unlimited number of Common Shares of beneficial interest at $0.01 par value per share.

On October 6, 2022, an affiliate of the Fund’s investment adviser, as its sole initial shareholder, purchased 1,000 of the Fund’s Class I shares.

During the year ended December 31, 2023, pursuant to subscription agreements providing for the commitment to purchase an aggregate of up to $847,098 of the Fund’s Class I shares entered into between the Fund and several investors between November 2022 and ending on January 30, 2023 (the “Seed Investment Agreements”), the Fund called an aggregate $698,925 and in exchange therefore, the Fund issued approximately 26,476 Class I shares. From October 6, 2022 through December 31, 2022, the Fund called an aggregate of $148,173, and in exchange therefore, the Fund issued approximately 5,927 Class I shares. From October 6, 2022 through December 31, 2023, pursuant to the Seed Investment Agreements, the Fund called an aggregate of $847,098, and in exchange therefore, the Fund issued approximately 32,402 Class I shares to 61 shareholders, including the investment from the Fund’s sole initial shareholder.

On August 1, 2023, the Fund held the first closing in the Offering, pursuant to its Registration Statement on Form N-2 (File No. 333-264145) declared effective by the SEC on April 24, 2023, as amended and supplemented. The Fund offers on a continuous basis up to $7.5 billion of its Common Shares, pursuant to the Offering. The purchase price per share for each class of Common Shares equals the Fund’s NAV per share, as of the effective date of the monthly share purchase date. The Fund also engages in offerings of its Common Shares to non-U.S. investors pursuant to Regulation S of the Securities Act.

The following table summarizes transactions in Common Shares during the year ended December 31, 2023:

	For the Year Ended December 31, 2023
	Shares	Amount
Class I
Subscriptions(1)	45,712	$1,218,909
Distributions reinvested	307	8,289
Repurchased shares, net of early repurchase deduction	(3)	(78)
Net increase	46,016	$1,227,120
Class S
Subscriptions(1)	10,959	$296,150
Distributions reinvested	13	341
Net increase	10,972	$296,491
Class D
Subscriptions(1)	1,798	$48,588
Distributions reinvested	8	222
Net increase	1,806	$48,810
Total net increase	58,794	$1,572,421
(1)	See Note 12 for subsequent events related to subscription activities.

Net Asset Value Per Share and Offering Price

The Fund determines NAV for each class of shares as of the last day of each calendar month. Share issuances related to monthly subscriptions are effective the first calendar day of each month. The NAV per share for each class of shares is determined by dividing the value of total assets attributable to the class minus liabilities attributable to the share class by the total number of each share class of Common Shares outstanding at the date as of which the determination is made. The following table summarizes each month-end NAV per share for Class I, Class S and Class D shares.

	NAV Per Share
	Class I	Class S	Class D
December 31, 2022	$24.99	$24.99	$24.99
January 31, 2023	$25.40	$25.40	$25.40
February 28, 2023	$25.58	$25.58	$25.58
March 31, 2023	$25.71	$25.71	$25.71
April 30, 2023	$26.12	$26.12	$26.12
May 31, 2023	$26.08	$26.08	$26.08
June 30, 2023	$26.75	$26.75	$26.75
July 31, 2023	$27.01	$27.01	$27.01
August 31, 2023	$27.08	$27.08	$27.08
September 30, 2023	$27.07	$27.07	$27.07
October 31, 2023	$26.92	$26.92	$26.92
November 30, 2023	$27.03	$27.03	$27.03
December 31, 2023	$27.22	$27.22	$27.22

Distributions

The Fund’s Board of Trustees declared monthly regular distributions for each class of its Common Shares. The following table presents the monthly regular distributions that were declared and payable during the year ended December 31, 2023.

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19925	$7,195
August 10, 2023	September 29, 2023	October 25, 2023	0.19925	8,027
August 10, 2023	October 31, 2023	November 27, 2023	0.19925	8,949
November 13, 2023	November 30, 2023	December 26, 2023	0.21430	10,153
November 13, 2023	December 29, 2023	January 25, 2024	0.21430	11,131
			$1.02635	$45,455

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.17975	$430
August 10, 2023	September 29, 2023	October 25, 2023	0.18033	917
August 10, 2023	October 31, 2023	November 27, 2023	0.17971	1,214
November 13, 2023	November 30, 2023	December 26, 2023	0.19549	1,747
November 13, 2023	December 29, 2023	January 25, 2024	0.19479	2,137
			$0.93007	$6,445

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19351	$134
August 10, 2023	September 29, 2023	October 25, 2023	0.19369	228
August 10, 2023	October 31, 2023	November 27, 2023	0.19350	235
November 13, 2023	November 30, 2023	December 26, 2023	0.20877	292
November 13, 2023	December 29, 2023	January 25, 2024	0.20856	377
			$0.99803	$1,266

The net distributions received by shareholders of Class S and Class D shares include the effect of the shareholder servicing and/or distribution fees applicable to such class of shares. Class I shares have no shareholder servicing and/or distribution fees.

See Note 12 for a subsequent event relating to regular distributions declared by the Fund’s Board of Trustees.

Distribution Reinvestment Plan

The Fund has adopted a distribution reinvestment plan, pursuant to which the Fund will not reinvest cash distributions declared by the Board of Trustees on behalf of the Fund’s shareholders unless such shareholders elect for their shares to be automatically reinvested. As a result, if the Board of Trustees authorizes, and the Fund declares, a cash distribution, then the Fund’s shareholders who have opted into the Fund’s distribution reinvestment plan will have their cash distributions automatically reinvested in additional shares, rather than receiving the cash distribution. Distributions on fractional shares will be credited to each participating shareholder’s account. The purchase price for shares issued under the Fund’s distribution reinvestment plan will be equal to the most recent available NAV per share for such shares at the time the distribution is payable.

Share Repurchase Program

The Fund has commenced a share repurchase program in which the Fund intends to offer to repurchase, at the discretion of the Fund’s Board of Trustees, up to 5% of its Common Shares outstanding (either by number of shares or aggregate NAV) in each quarter. The Fund’s Board of Trustees may amend, suspend or terminate the share repurchase program if it deems such action to be in its best interest and the best interest of its common shareholders. As a result, share repurchases may not be available each quarter, or at all. The Fund conducts any such repurchase offers in accordance with the requirements of Rule 13e-4 promulgated under the

Securities Exchange Act of 1934, as amended and the Investment Company Act, with the terms of such tender offer published in a tender offer statement to be sent to all shareholders and filed with the SEC on Schedule TO. All common shareholders will be given at least 20 full business days to elect to participate in such share repurchases. All shares purchased by the Fund, pursuant to the terms of each tender offer, will be retired and thereafter will be authorized and unissued shares.

Under the Fund’s share repurchase program, to the extent the Fund offers to repurchase shares in any particular quarter, the Fund expects to repurchase shares pursuant to tender offers using a purchase price equal to the NAV per share as of the last calendar day of the applicable month designated by the Fund’s Board of Trustees, except that the Fund deducts 2.00% from such NAV for shares that have not been outstanding for at least one year (the “Early Repurchase Deduction”). The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

During the year ended December 31, 2023, the Fund repurchased approximately 2,955 shares of the Fund’s Class I shares for a total value of $78. The following table presents the share repurchases completed during the year ended December 31, 2023:

Maximum number
of shares that may
	Total Number	Percentage of	Repurchase	Purchase	Amount	yet be purchased
	of Shares	Outstanding Shares	Request	Price	Repurchased	under the repurchase
Repurchase Pricing Date	Repurchased	Repurchased(1)	Deadline	Per Share(2)	(All Classes)(2)	plan(3)
November 30, 2023	2,955	0.01%	December 20, 2023	$27.03	$78	—
(1)	Percentage is based on total shares outstanding as of the close of business on October 31, 2023.
(2)	Amounts shown net of the Early Repurchase Deduction.
(3)	All repurchase requests were satisfied in full.